UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

VCA-2

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	13,399	$2,369,747
United Technologies Corp.	28,640	3,213,694

		5,583,441

Banks — 10.5%
Bank of America Corp.	196,482	4,635,010
BB&T Corp.	58,677	2,622,862
Citigroup, Inc.	58,141	3,477,995
JPMorgan Chase & Co.	80,534	7,074,107
PNC Financial Services Group, Inc. (The)	25,630	3,081,751
Wells Fargo & Co.	47,088	2,620,918

		23,512,643

Biotechnology — 2.5%
Celgene Corp.*	30,034	3,737,131
Shire PLC, ADR	10,382	1,808,856

		5,545,987

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	27,695	6,362,095

Chemicals — 2.2%
Dow Chemicals Co. (The)	37,743	2,398,190
FMC Corp.	35,765	2,488,886

		4,887,076

Communications Equipment — 1.7%
Brocade Communications Systems, Inc.	129,369	1,614,525
Cisco Systems, Inc.	64,850	2,191,930

		3,806,455

Consumer Finance — 2.5%
Capital One Financial Corp.	34,781	3,014,121
SLM Corp.*	225,002	2,722,524

		5,736,645

Electric Utilities — 2.7%
Exelon Corp.	63,861	2,297,719
PG&E Corp.	55,305	3,670,040

		5,967,759

Electrical Equipment — 1.0%
Eaton Corp. PLC	30,804	2,284,117

Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.*	158,178	2,657,390

Energy Equipment & Services — 1.3%
Halliburton Co.	59,687	2,937,197

Equity Real Estate Investment Trust (REITs) — 1.0%
American Tower Corp.	17,896	2,175,080

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	34,030	2,452,882

Food Products — 1.9%
ConAgra Foods, Inc.	64,507	2,602,212
Mondelez International, Inc. (Class A Stock)	39,580	1,705,106

		4,307,318

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	20,148	2,460,272

Health Care Providers & Services — 2.2%
Cigna Corp.	17,174	2,515,819
Laboratory Corp. of America Holdings*	17,153	2,460,941

		4,976,760

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	37,400	2,203,234
Hyatt Hotels Corp. (Class A Stock)*	41,073	2,217,121
McDonald’s Corp.	11,805	1,530,046

		5,950,401

Household Products — 1.6%
Procter & Gamble Co. (The)	40,297	3,620,685

Industrial Conglomerates — 1.1%
General Electric Co.	79,231	2,361,084

Insurance — 2.6%
Chubb Ltd. (Switzerland)	23,938	3,261,552
MetLife, Inc.	50,833	2,684,999

		5,946,551

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	4,337	3,844,924
Netflix, Inc.*	14,170	2,094,468

		5,939,392

Internet Software & Services — 9.0%
Alibaba Group Holding Ltd. (China), ADR*	37,822	4,078,346
Alphabet, Inc. (Class A Stock)*	5,999	5,085,952
Alphabet, Inc. (Class C Stock)*	2,096	1,738,758
eBay, Inc.*	65,903	2,212,364
Facebook, Inc. (Class A Stock)*	23,954	3,402,666
Tencent Holdings Ltd. (China), ADR	127,317	3,674,369

		20,192,455

IT Services — 2.1%
Computer Sciences Corp.	20,605	1,421,951
Mastercard, Inc. (Class A Stock)	30,003	3,374,437

		4,796,388

Machinery — 0.9%
Parker-Hannifin Corp.	12,734	2,041,515

Media — 5.3%
Charter Communications, Inc. (Class A Stock)*	10,540	3,449,953
Comcast Corp. (Class A Stock)	89,998	3,383,025
Liberty Global PLC (Series C) (United Kingdom)*	35,765	1,253,206
Twenty-First Century Fox, Inc. (Class A Stock)	55,457	1,796,252
Viacom, Inc. (Class B Stock)	41,979	1,957,061

		11,839,497

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	31,309	1,941,158
Chevron Corp.	30,297	3,252,989
Hess Corp.	28,243	1,361,595
Noble Energy, Inc.	43,264	1,485,686
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	61,680	3,252,386
Suncor Energy, Inc. (Canada)	72,580	2,231,835

		13,525,649

Pharmaceuticals — 6.5%
Allergan PLC	25,763	6,155,296
Eli Lilly & Co.	16,652	1,400,600
Merck & Co., Inc.	55,380	3,518,845
Pfizer, Inc.	101,984	3,488,873

		14,563,614

Road & Rail — 1.7%
Ryder Systems, Inc.	18,713	1,411,709
Union Pacific Corp.	22,761	2,410,845

		3,822,554

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Ltd.	15,526	3,399,573
NVIDIA Corp.	27,847	3,033,374
Texas Instruments, Inc.	31,567	2,543,038

		8,975,985

Software — 7.1%
Adobe Systems, Inc.*	29,143	3,792,379
Microsoft Corp.	96,783	6,374,128
PTC, Inc.*	44,489	2,337,897
salesforce.com, Inc.*	43,006	3,547,565

		16,051,969

Specialty Retail — 1.4%
Industria de Diseno Textil SA (Spain)	88,509	3,125,019

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	46,339	6,657,061

Textiles, Apparel & Luxury Goods — 2.5%
adidas AG (Germany), ADR	34,880	3,320,227
Coach, Inc.	55,132	2,278,606

		5,598,833

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC (United Kingdom), ADR	56,090	1,482,459

TOTAL COMMON STOCKS (cost $157,861,824)		222,144,228

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,113,616)(a)	2,113,616	2,113,616

TOTAL INVESTMENTS — 99.9% (cost $159,975,440)		224,257,844
Other assets in excess of liabilities — 0.1%		127,720

NET ASSETS — 100%		$224,385,564

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR — American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,583,441	$—	$—
Banks	23,512,643	—	—
Biotechnology	5,545,987	—	—
Capital Markets	6,362,095	—	—
Chemicals	4,887,076	—	—
Communications Equipment	3,806,455	—	—
Consumer Finance	5,736,645	—	—
Electric Utilities	5,967,759	—	—
Electrical Equipment	2,284,117	—	—
Electronic Equipment, Instruments & Components	2,657,390	—	—
Energy Equipment & Services	2,937,197	—	—
Equity Real Estate Investment Trust (REITs)	2,175,080	—	—
Food & Staples Retailing	2,452,882	—	—
Food Products	4,307,318	—	—
Health Care Equipment & Supplies	2,460,272	—	—
Health Care Providers & Services	4,976,760	—	—
Hotels, Restaurants & Leisure	5,950,401	—	—
Household Products	3,620,685	—	—
Industrial Conglomerates	2,361,084	—	—
Insurance	5,946,551	—	—
Internet & Direct Marketing Retail	5,939,392	—	—
Internet Software & Services	20,192,455	—	—
IT Services	4,796,388	—	—
Machinery	2,041,515
Media	11,839,497	—	—
Oil, Gas & Consumable Fuels	13,525,649	—	—
Pharmaceuticals	14,563,614	—	—
Road & Rail	3,822,554	—	—
Semiconductors & Semiconductor Equipment	8,975,985	—	—
Software	16,051,969	—	—
Specialty Retail	—	3,125,019	—
Technology Hardware, Storage & Peripherals	6,657,061	—	—
Textiles, Apparel & Luxury Goods	5,598,833	—	—
Wireless Telecommunication Services	1,482,459	—	—
Affiliated Mutual Fund	2,113,616	—	—

Total	$221,132,825	$3,125,019	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PGIM Investments.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 18, 2017

*	Print the name and title of each signing officer under his or her signature.